Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of earnings per share
Basic & Diluted EPS, Net Loss	$ (948,517)	$ (3,405,157)	$ (4,280,225)	$ (4,492,571)	$ (10,058,996)	$ (4,163,008)
Basic & Diluted EPS, Shares	19,949,539	12,259,394	19,844,505	11,720,066	15,463,256	11,136,484
Basic & Diluted EPS, EPS	$ (0.05)	$ (0.28)	$ (0.22)	$ (0.38)	$ (0.65)	$ (0.37)